Goodwill and Intangible Assets (Goodwill) (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2010 Netcordia [Member]	May 01, 2010 Netcordia [Member]	Jul. 31, 2011 SolSoft Acquisition [Member]	Apr. 15, 2011 SolSoft Acquisition [Member]
Goodwill [Roll Forward]
Beginning balance, goodwill	$ 32,726	$ 32,726	$ 32,241	$ 177		$ 32,064		$ 485
Acquisition					32,064		485
Ending balance, goodwill	$ 32,726	$ 32,726	$ 32,241	$ 177		$ 32,064		$ 485